Business Concentrations - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014 Carriers	Dec. 31, 2013 Carriers	Dec. 31, 2014 Carriers	Dec. 31, 2013 Carriers	Mar. 31, 2014 Carriers	Mar. 31, 2013 Carriers
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Number of carriers	3	3	3	3	3	2
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of carriers			3		3	2
Carriers One [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	53.00%	39.00%	53.00%	50.00%	47.00%	70.00%
Carriers One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			61.00%		43.00%	65.00%
Carriers Two [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	38.00%	28.00%	26.00%	31.00%	10.00%
Carriers Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			22.00%		33.00%	16.00%
Carriers Three [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.00%	5.00%	3.00%	6.00%	6.00%
Carriers Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			2.00%		6.00%
Geographic Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | Domestic Sales [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	97.00%	95.00%	97.00%	94.00%	94.00%	90.00%
Geographic Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | International Sales [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	3.00%	5.00%	3.00%	6.00%	6.00%	10.00%
Geographic Concentration Risk [Member] | Sales Revenue, Services, Net [Member] | Mexico City [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					100.00%	100.00%
Number of customer					1	1